CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Net Income	$ 1,907,600	$ 1,815,792	$ 1,625,133
Adjustments:
Depreciation and amortization	1,245,942	1,033,697	951,194
Impairment losses	0	33,651	0
Net deferred income tax expense (benefit)	7,745	(2,679)	1,730
(Gain) loss on derivative instruments not designated as hedges	(1,431)	61,148	(61,704)
Share-based compensation expense	75,930	46,061	69,459
Equity investment income	(230,980)	(210,756)	(156,247)
Amortization of debt issuance costs	31,991	41,978	45,943
Amortization of commercial paper notes discount	31,263	10,652	0
Loss on extinguishment of debt	6,326	0	0
Change in fair value of contingent consideration	18,400	0	0
Gain on sale of property and equipment	0	0	(30,902)
Gain on sale of unconsolidated affiliate	0	(13,680)	0
Recognition of deferred gain	0	(21,794)	0
Changes in operating assets and liabilities:
Increase in trade and other receivables, net	(9,898)	(9,573)	(32,043)
(Increase) decrease in inventories	(8,533)	(23,849)	2,424
Decrease (increase) in prepaid expenses and other assets	15,669	(71,770)	20,859
Increase in accounts payable	75,281	91,737	36,780
(Decrease) increase in accrued interest	(4,460)	18,773	1,303
Increase in accrued expenses and other liabilities	96,490	42,937	34,215
Increase in customer deposits	280,139	385,990	274,705
Dividends received from unconsolidated affiliates	150,177	243,101	109,677
Other, net	28,715	7,723	(17,960)
Net cash provided by operating activities	3,716,366	3,479,139	2,874,566
Investing Activities
Purchases of property and equipment	(3,024,663)	(3,660,028)	(564,138)
Cash received on settlement of derivative financial instruments	7,621	76,529	63,224
Cash paid on settlement of derivative financial instruments	(68,836)	(98,074)	0
Investments in and loans to unconsolidated affiliates	(25,569)	(27,172)	(10,396)
Cash received on loans to unconsolidated affiliates	32,870	124,238	62,303
Proceeds from the sale of property and equipment	0	0	230,000
Proceeds from the sale of unconsolidated affiliate	0	13,215	0
Acquisition of Silversea Cruises, net of cash acquired	0	(916,135)	0
Other, net	(12,829)	(1,731)	5,415
Net cash used in investing activities	(3,091,406)	(4,489,158)	(213,592)
Financing Activities
Debt proceeds	3,525,564	8,590,740	5,866,966
Debt issuance costs	(50,348)	(81,959)	(51,590)
Repayments of debt	(4,060,244)	(6,963,511)	(7,835,087)
Proceeds from issuance of commercial paper notes	26,240,540	4,730,286	0
Repayments of commercial paper notes	(25,613,111)	(3,965,450)	0
Purchase of treasury stock	(99,582)	(575,039)	(224,998)
Dividends paid	(602,674)	(527,494)	(437,455)
Proceeds from exercise of common stock options	1,742	4,264	2,525
Other, net	(12,258)	(13,764)	3,843
Net cash (used in) provided by financing activities	(670,371)	1,198,073	(2,675,796)
Effect of exchange rate changes on cash	1,297	(20,314)	2,331
Net (decrease) increase in cash and cash equivalents	(44,114)	167,740	(12,491)
Cash and cash equivalents at beginning of year	287,852	120,112	132,603
Cash and cash equivalents at end of year	243,738	287,852	120,112
Cash paid during the year for:
Interest, net of amount capitalized	246,312	252,466	249,615
Non-Cash Investing Activities
Contingent consideration for the acquisition of Silversea Cruises	0	44,000	0
Purchases of property and equipment included in accounts payable and accrued expenses and other liabilities	86,155	0	139,644
Notes receivable issued upon sale of property and equipment	$ 0	$ 0	$ 20,409